FAIR VALUE MEASUREMENT - Summary of reconciliation of fair value measurements of assets using significant unobservable inputs (Detail) - Fair Value, Inputs, Level 3 [Member] ¥ in Thousands	12 Months Ended
Dec. 31, 2025 CNY (¥)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	¥ 0
Initial recognition	2,074,411
Unrealized gain	24,468
Disposals	(1,269,129)
Foreign Exchange Differences	(18,021)
Ending balance	¥ 811,729